                               Table of Contents

                            Message to Shareholders
                                    PAGE 1

                     Statements of Assets and Liabilities
                                    PAGE 8

                           Statements of Operations
                                    PAGE 9

                      Statements of Changes in Net Assets
                                    PAGE 10

                      Schedules of Portfolio Investments
                                    PAGE 12

                         Notes to Financial Statements
                                    PAGE 21

                             Financial Highlights
                                    PAGE 26

                        Report of Independent Auditors
                                    PAGE 30

                 Trustees and Officers of The Willamette Funds
                                    PAGE 31

                           Willamette Asset Managers
                             The Willamette Funds

Dear Valued Shareholders:

Since the inception of the Willamette Family of Funds over four years ago, we have received wide acceptance among our customers. The Willamette Family of Funds offers an array of specialty mutual funds designed to provide diversification to our investor's portfolios.

In a tragic and momentous year, marred by horrific acts of terror, war, recession, a grinding bear market, and a spectacular corporate collapse, America once again proved resilient and dynamic. Despite a powerful late-year rebound, major market averages fell in 2001, marking the first time since 1973-74 that U.S. stocks had declined for two consecutive years. After two difficult years for many equity investors, we believe there are reasons for a positive outlook for 2002.

The Fed has been acting aggressively by lowering interest rates. The economy usually responds well to stimulative monetary policy after some time lag. Second, after a terrible year in which corporate earnings declined about 16%, we expect profit growth to improve in 2002, making comparisons to 2001 fairly easy. Third, money market fund assets have grown by leaps and bounds even as yields have fallen sharply. The impact on stocks when this money starts flowing back could be significant.

We believe there are many attractive opportunities available among various sectors and companies after the sell-off of the past two years, and we believe investors with reasonable time horizons will be rewarded. We will continue to work diligently on your behalf to identify opportunities consistent with this approach.

Equities Markets

Willamette Value Fund

The Willamette Value Fund invests primarily in undervalued stocks of larger-capitalization companies. Many of our investments are "contrarian" in that they have been out of favor with investors for one reason or another and, as a result, their share prices have fallen to levels that do not adequately reflect the company's intrinsic value.

The turmoil of the last year has given us ample opportunity to invest in a wide range of companies at, in our opinion, attractive levels of valuation. Concerns over September 11, the recession, corporate earnings, and specific company problems such as Enron weighed on investor psychology and created a number of good investment opportunities. As we begin to see an economic recovery, we believe that these positions will outperform over time.

Willamette Small Cap Growth Fund

The big story within the equity markets last year was the extent to which small-caps outperformed large-caps and value outperformed growth. The Russell 2000 outpaced the large-cap-dominated Russell 1000 by nearly 15 percentage points, the largest margin in the 22-year history of the indices./1/

One factor in our favor in 2002 is that small-cap shares tend to lead the market out of a recession. Given their domestic focus, they tend to do well as the U.S. market anticipates an economic recovery. Further, small-cap valuations usually get compressed on the way into recessions, so the subsequent snapback in price/earnings multiples can be powerful.

The Willamette Small Cap Growth Fund continues its basic strategy of identifying sectors and or companies, which offer earnings prospects that are superior to both the market averages and consensus expectations. John Lui, Portfolio Manager, continues to see the best relative earnings strength in the Consumer, Healthcare, Energy and Financial sectors for the next one to two years. His team is keeping an eye on the Information Technology sector to look for indications that fundamentals are stabilizing. Furthermore, they are looking to see what catalyst/new product will drive a recovery before they become more aggressive in the group. The fund overall continues to trade above its benchmark and will strive to continue to outperform over time.

Willamette Technology Fund

In a terrible year for the stock market, technology stocks experienced another year of sharp declines. While the technology sector has been through a difficult period, we are optimistic about the fund's longer-term potential for growth.

The same set of industry-specific factors that depressed technology stocks in the latter part of 2000 continued to plague the sector in 2001. While the technology sector was better prepared to grapple with these issues entering 2001, it was not prepared to do so in an environment of global economic weakness. Nevertheless, on the heals of two consecutive years of significant losses, 11 interest rate cuts by the Federal Reserve, tax relief and possible congressional fiscal stimulus in 2002, we now focus on the timing and degree of the eventual recovery. Business conditions will have to improve before we see any broad based appreciation within the technology sector. We are looking to networking, software, and PC's for the first signs of recovery within the tech sector. We want to remain sensitive to valuation and look for companies with quality business models. We are looking for a technology recovery in the second half of 2002.

Willamette Global Health Sciences Fund

The economic environment for 2001 was plainly negative. The markets fluctuated dramatically in response but ultimately trended lower until a sharp rebound in the fourth quarter. Investors continued to seek high-growth opportunities in the technology and biotechnology sectors, but frequently abandoned their efforts in favor of more defensive companies with reliable earnings. As a result, leadership within the health care sector frequently bounced between biotech and the steadier pharmaceutical and services segments. A strong biotech rally after September 21 helped the sector to trim, but not eliminate, earlier losses.

The news in the biotechnology segment was encouraging. A number of smaller firms in the industry closed in on profitability or became takeover candidates. Major merger announcements between Amgen and Immunex, and MedImmune and Aviron, raised some concerns but boosted the segment's general prospects. Results were highly volatile, but investors continued to reward those firms with good potential for profitability.

There was a potentially very positive development in the products and devices segments, as Johnson & Johnson showed that its drug-coated stents significantly reduced restenosis - a reblockage of coronary arteries that is a major complication of angioplasty. Meanwhile, health care services stocks fared relatively well before waning in the fourth quarter. Valuations have been relatively low in this area, and earnings for the better quality companies were attractive.

There is much to look forward to in 2002. The Willamette Global Health Sciences Fund has been and continues to be an excellent performer. The fund launched in June of 2000 as the equities markets started a long period of decline. During this tough market period the fund has a positive 1-year return of 7.94% and has shown a propensity to outperform in up markets./2/ We feel confident that this fund will perform regardless of market direction and will continue to outperform in an up market.


Looking Forward

Currently, we are working with the Bank of New York, Credit Suisse First Boston, and US Bank/Piper Jaffray as sub-advisors on our Family of Funds. Willamette Asset Managers continues to be focused on providing a group of specialty funds and securing alliances with some of the country's premier asset managers. Our growing mix of specialty funds provides our shareholders with choices for their investment dollars within specific segments of the market. The Funds offer choices both by industry and market capitalization.

Because our Family of Funds invests in different sectors of the market, Fund shareholders are provided the opportunity to diversify their portfolios through a fund family they know and trust. To build on this relationship and meet the different needs of Willamette Fund shareholders, we will continue adding specialty funds when the opportunity presents itself. Please watch for updated information on these additions as well as with our existing Funds in the near future.

The Willamette Family of Funds would like to thank its shareholders for their continued trust and confidence.

Best Regards

/s/ Tim Phillips
Tim Phillips
CEO


/1/ The Russell 2000 is unmanaged and is generally representative of the performance of domestically traded common stocks of small to mid-size companies. The Russell 1000 is unmanaged and is generally representative of the performance of domestically traded common stocks of mid to large-size companies.
/2/ Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Willamette Value Fund


Fund Objective:
The Willamette Value Fund seeks to provide above-average annual total return through a combination of capital appreciation and dividend income from stocks.

Investment Strategy:
The Fund focuses on purchasing equities believed to be fundamentally sound, that have a record of paying historically high dividends, and are priced low relative to their earnings and/or prices of comparable securities.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.







Growth of $10,000 as of March 31, 2002/1/
                             [CHART]

                Willamette Value Fund (POP)*    Dow Jones Composite Index
                ----------------------------    -------------------------
5/26/98                  $ 9,425.00                      $10,000.00
6/30/98                    9,189.44                       10,188.00
9/30/98                    8,623.94                        8,889.00
12/31/98                   9,541.55                       10,163.00
3/31/99                    9,529.27                       10,554.00
6/30/99                   10,649.03                       11,552.00
9/30/99                    9,980.24                       10,667.00
12/31/99                   9,865.76                       11,380.00
3/31/00                    9,435.54                       10,908.00
6/30/00                    8,771.83                       10,589.00
9/30/00                    8,967.63                       11,237.00
12/31/00                   9,647.98                       11,745.00
3/31/01                    8,942.03                       10,833.00
6/30/01                    9,373.45                       11,126.00
9/30/01                    8,020.38                        9,203.00
12/31/01                   8,638.08                       10,239.00
3/31/02                    9,098.91                       10,784.00

Average Annual Total Returns as of March 31, 2002

--------------------------------------------------------------------------------

                                    1 Year            Since Inception (5/26/98)
--------------------------------------------------------------------------------
NAV                                  1.75%                     -0.91%
--------------------------------------------------------------------------------
POP*                                -4.13%                     -2.43%
--------------------------------------------------------------------------------

*Public Offering Price (POP), reflects maximum sales charge of 5.75%.

Top 10 Holdings/2/

                   1.  General Motors Corp.             5.57%
                   2.  Phillip Morris Cos., Inc.        5.15%
                   3.  Exxon Mobil Corp.                5.00%
                   4.  Du Pont (E. I.) de Nemours & Co. 4.97%
                   5.  Caterpillar, Inc.                4.88%
                   6.  International Paper Co.          4.78%
                   7.  Eastman Kodak Co.                4.75%
                   8.  J.P. Morgan Chase & Co.          4.44%
                   9.  Merck & Co., Inc.                4.31%
                  10.  SBC Communications, Inc.         4.28%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The performance of the Willamette Value Fund is measured against the Dow
    Jones Composite Index, which is unmanaged and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average and the Dow Jones Utility Average. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/ The Fund's holdings are subject to change at any time.

Willamette Small Cap Growth Fund

Fund Objective:
The Willamette Small Cap Growth Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of small, fast-growing companies.

Investment Strategy:
The Fund focuses on companies that exhibit strong potential for growth in sales and earnings per share, are well-managed, and show signs of expanding operations, new products, and distribution channels.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
The Bank of New York, which has helped investors meet their investment objectives since 1832, provides day-to-day management of the Fund.






Growth of $10,000 as of March 31, 2002/1/

                        [CHART]

           Willamette Small Cap Fund (POP)*  Russell 2000 Index
           --------------------------------  ------------------
4/5/99              $ 9,425.00                   $10,000.00
6/30/99              10,414.70                    11,555.00
9/30/99              11,083.88                    10,825.00
12/31/99             16,862.73                    12,821.00
3/31/00              19,007.56                    13,729.00
6/30/00              18,140.10                    13,210.00
9/30/00              19,474.66                    13,357.00
12/31/00             16,330.60                    12,434.00
3/31/01              13,919.22                    11,625.00
6/30/01              15,652.40                    13,286.00
9/30/01              12,541.29                    10,524.00
12/31/01             14,317.59                    12,743.00
3/31/02              14,479.24                    13,250.00

Inception

Average Annual Total Returns as of March 31, 2002

                                                           Since Inception
                                    1 Year                    (4/5/99)
--------------------------------------------------------------------------------
NAV                                  4.02%                     15.45%
--------------------------------------------------------------------------------
POP*                                -1.97%                     13.18%

*Public Offering Price (POP), reflects maximum sales charge of 4.50%.

Top 10 Holdings/2/

                       1. UCBH Holdings, Inc.        2.59%
                       2. Banknorth Group, Inc.      2.34%
                       3. Microchip Technology, Inc. 2.06%
                       4. Radio One, Inc.            2.05%
                       5. Commerce Bancorp, Inc.     1.97%
                       6. Quest Diagnostics, Inc.    1.87%
                       7. Performance Food Group Co. 1.77%
                       8. Too, Inc.                  1.72%
                       9. Scholastic Corp.           1.63%
                      10. AmerisourceBergen Corp     1.60%

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The performance of the Willamette Small Cap Growth Fund is measured against the Russell 2000 Index, which is unmanaged and is generally representative of the performance of domestically traded common stocks of small to mid-size companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/ The Fund's holdings are subject to change at any time.

Willamette Technology Fund


Fund Objective:
By investing in a wide variety of technology-related stocks, the Willamette Technology Fund seeks to provide long-term growth of capital.

Investment Strategy:
The Fund focuses on the stocks of companies that have a unique technology, a clear competitive advantage, a strong financial position, and a relatively attractive share price.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
US Bancorp Piper Jaffray Asset Management, Inc., a subsidiary of U.S. Bank and one of the nation's largest investment managers, provides day-to-day management of the Fund.






Growth of $10,000 as of March 31, 2002/1/

                     [CHART]

                   Willamette          Merrill Lynch
            Technology Fund (POP)*   Technology Index
            ----------------------   ----------------
3/2/00            $9,425.00             $10,000.00
3/31/00            8,435.44               9,533.00
6/30/00            7,408.11               8,948.00
9/30/00            6,691.80               8,611.00
12/31/00           3,725.23               5,229.00
3/31/01            1,923.92               3,661.00
6/30/01            2,214.39               4,227.00
9/30/01            1,184.53               2,498.00
12/31/01           1,656.08               3,527.00
3/31/02            1,508.95               3,421.00


Average Annual Total Returns as of March 31, 2002

                                    1 Year            Since Inception (3/2/00)
--------------------------------------------------------------------------------
NAV                                 -21.57%                    -58.56%
--------------------------------------------------------------------------------
POP*                                -25.93%                    -59.73%

* Public Offering Price (POP), reflects maximum sales charge of 5.75%.

Top 10 Holdings/2/

                  1. Veritas Software Corp.              3.45%
                  2. Taiwan Semiconductor, Sponsored ADR 3.15%
                  3. Compaq Computer Corp.               2.90%
                  4. Dell Computer Corp.                 2.43%
                  5. United Microelectronics-ADR         1.92%
                  6. Micron Technology                   1.92%
                  7. J.D. Edwards & Co.                  1.78%
                  8. Chippac, Inc.                       1.49%
                  9. Amkor Technology, Inc.              1.46%
                 10. Texas Instruments, Inc.             1.44%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The performance of the Willamette Technology Fund is measured against the Merrill Lynch Technology Index, which is unmanaged and is generally representative of the technology sector. The Fund's performance was previously being measured against the S&P Technology Index which was discontinued on 12/31/2001. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/ The Fund's holdings are subject to change at any time.

Willamette Global Health Sciences Fund


Fund Objective:
The Willamette Global Health Sciences Fund seeks to provide long-term growth of capital by investing in U.S. and foreign health sciences companies.

Investment Strategy:
The Fund focuses on purchasing equity securities of U.S. and foreign companies engaged in research and development, production, or distribution of products or services related to health care, medicine and life sciences.

Asset Manager:
Willamette Asset Managers, Inc., a registered investment adviser and an affiliate of Phillips and Company Securities, Inc., acts as investment adviser to the Fund.

Sub-Adviser:
Credit Suisse Asset Management, LLC, a mutual fund division of Credit Suisse Group and one of the world's leading banks, provides day-to-day management of the Fund.






Growth of $10,000 as of March 31, 2002/1/
                       [CHART]

               Willamette Global Health           Dow Jones
                 Sciences Fund (POP)*       World Health Care Index
               ------------------------     -----------------------
6/19/00             $ 9,425.00                    $10,000.00
6/30/00               9,613.57                     11,189.00
9/30/00              12,035.81                     11,324.00
12/31/00             11,011.71                     12,000.00
3/31/01               8,239.86                     10,088.00
6/30/01               9,876.48                     10,361.00
9/30/01               8,646.65                     10,275.00
12/31/01             10,044.46                     10,351.00
3/31/02               8,894.33                     10,174.00

Inception

Average Annual Total Returns as of March 31, 2002

                                                           Since Inception
                                    1 Year                    (6/19/00)
--------------------------------------------------------------------------------
NAV                                  7.94%                     -3.20%
--------------------------------------------------------------------------------
POP*                                 1.75%                     -6.37%

*Public Offering Price (POP), reflects maximum sales charge of 5.75%.

Top 10 Holdings/2 /

             1. King Pharmaceuticals, Inc.                    4.58%
             2. Affymetrix, Inc.                              4.25%
             3. IDEC Pharmaceuticals Corp.                    4.22%
             4. Medimmune, Inc.                               3.98%
             5. Mylan Laboratories                            3.07%
             6. Pfizer, Inc.                                  3.04%
             7. Scios, Inc.                                   2.83%
             8. Pharmacia Corp.                               2.67%
             9. Baxter International, Inc.                    2.51%
            10. SICOR, Inc.                                   2.49%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The performance of the Willamette Global Health Sciences Fund is measured against the Dow Jones World Health Care Index, which is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that are involved in the business of health care related products and services. The Fund's performance was previously being measured against the S&P Health Care Composite Index which was discontinued on 12/31/01. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.
/2/ The Fund's holdings are subject to change at any time.

WILLAMETTE FAMILY OF FUNDS

                     Statements of Assets and Liabilities
                                March 31, 2002

                                                                                                     Willamette
                                                                        Willamette                     Global
                                                           Willamette   Small Cap     Willamette       Health
                                                             Value        Growth      Technology      Sciences
                                                              Fund         Fund          Fund           Fund
                                                          -----------  -----------  ------------    -----------
                         ASSETS:
Investments, at value (cost $11,667,017; $27,902,116;
 $16,028,008; and $23,847,721, respectively)............. $11,820,196  $31,663,538  $ 16,761,097    $22,351,255
Receivable for investments sold..........................          --      799,689        63,404             --
Interest and dividends receivable........................      14,790        5,498         4,805          5,945
Receivable for capital shares sold.......................       3,298        4,724         6,287         10,134
Unamortized organizational costs.........................       7,567           --            --             --
Prepaid expenses and other assets........................      10,947       19,581        17,195          9,836
                                                          -----------  -----------  ------------    -----------
       Total assets......................................  11,856,798   32,493,030    16,852,788     22,377,170
                                                          -----------  -----------  ------------    -----------
                      LIABILITIES:
Payable for capital shares redeemed......................          --       56,533         3,481          9,273
Payable for investments purchased........................          --      838,984        49,970         61,726
Accrued expenses and other payables:
    Investment advisory fees.............................      10,120       26,658         9,932         18,917
    Administration fees..................................         324          861           455            610
    Distribution and shareholder service fees............       5,060       13,329         7,094          9,459
    Other................................................      15,641       28,620        19,157         22,551
                                                          -----------  -----------  ------------    -----------
       Total liabilities.................................      31,145      964,985        90,089        122,536
                                                          -----------  -----------  ------------    -----------
       Net assets........................................ $11,825,653  $31,528,045  $ 16,762,699    $22,254,634
                                                          ===========  ===========  ============    ===========
                       NET ASSETS:
Capital.................................................. $12,921,500  $29,596,853  $ 57,248,848    $24,175,040
Accumulated net realized losses on investments and
 foreign currency transactions...........................  (1,249,026)  (1,830,230)  (41,219,238)      (423,956)
Unrealized appreciation (depreciation) on investments and
 foreign currency transactions...........................     153,179    3,761,422       733,089     (1,496,450)
                                                          -----------  -----------  ------------    -----------
       Net assets........................................ $11,825,653  $31,528,045  $ 16,762,699    $22,254,634
                                                          ===========  ===========  ============    ===========
Outstanding units of beneficial interest (shares)........   1,274,767    2,514,176     2,095,470(a)   2,398,691
                                                          ===========  ===========  ============    ===========
Net asset value--redemption price per share.............. $      9.28  $     12.54  $      8.00 (a) $      9.28
                                                          ===========  ===========  ============    ===========
Maximum Sales Charge.....................................        5.75%        5.75%         5.75%          5.75%
                                                          ===========  ===========  ============    ===========
Maximum Offering Price per share (100%/
 (100%- maximum sales charge) of net asset value
 adjusted to the nearest cent)........................... $      9.85  $     13.31  $      8.49 (a) $      9.85
                                                          ===========  ===========  ============    ===========

--------
(a) Reflects effect of 1 for 5 reverse units of beneficial interest (shares) split that occurred on April 13, 2001.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                           Statements of Operations
                           Year Ended March 31, 2002

                                                                                                 Willamette
                                                                      Willamette                   Global
                                                           Willamette Small Cap     Willamette     Health
                                                             Value      Growth      Technology    Sciences
                                                              Fund       Fund          Fund         Fund
                                                           ---------- -----------  ------------  ----------
INVESTMENT INCOME:
Interest income...........................................  $  9,185  $    63,531  $     29,748  $   29,921
Dividend income (Net of foreign withholding tax of $0;
  $0; $0; and $472, respectively).........................   284,960      106,902         8,609      61,886
                                                            --------  -----------  ------------  ----------
   Total Income...........................................   294,145      170,433        38,357      91,807
                                                            --------  -----------  ------------  ----------
EXPENSES:
Investment advisory fees..................................   121,430      377,267       181,374     283,117
Administration fees.......................................    24,286       62,878        30,229      47,186
Distribution and shareholder service fees.................    60,715      157,194        75,572     117,965
Fund accounting fees......................................    34,095       37,008        35,547      35,057
Custodian fees............................................     1,195        3,107         1,438       2,539
Organization expense......................................     6,467           --            --          --
Transfer agent fees.......................................    78,228      135,929       163,987     134,792
Trustee fees..............................................     6,205       15,747         7,270      11,678
Other.....................................................    47,396      102,452        60,721      87,465
                                                            --------  -----------  ------------  ----------
   Total expenses before fee reductions...................   380,017      891,582       556,138     719,799
Fees reduced by the investment advisor and its affiliates.        --      (62,878)      (63,109)    (47,186)
                                                            --------  -----------  ------------  ----------
   Net expenses...........................................   380,017      828,704       493,029     672,613
                                                            --------  -----------  ------------  ----------
Net investment loss.......................................   (85,872)    (658,271)     (454,672)   (580,806)
                                                            --------  -----------  ------------  ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized losses on investments and foreign currency
  transactions............................................   (92,622)  (1,806,945)  (15,145,148)   (420,471)
Change in unrealized appreciation/depreciation on
  investments and translation of assets and liabilities in
  foreign currencies......................................   355,958    3,425,231    12,711,238   2,634,214
                                                            --------  -----------  ------------  ----------
Net realized/unrealized gains (losses) on investments and
  foreign currency transactions...........................   263,336    1,618,286    (2,433,910)  2,213,743
                                                            --------  -----------  ------------  ----------
Change in net assets resulting from operations............  $177,464  $   960,015  $ (2,888,582) $1,632,937
                                                            ========  ===========  ============  ==========

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                                                     Willamette
                                                     Willamette Value Fund     Small Cap Growth Fund
                                                   ------------------------  -------------------------
                                                      Year         Year         Year         Year
                                                      Ended        Ended        Ended        Ended
                                                    March 31,    March 31,    March 31,    March 31,
                                                      2002         2001         2002         2001
                                                   -----------  -----------  -----------  ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss.............................. $   (85,872) $   (31,435) $  (658,271) $   (656,069)
 Net realized gains (losses) on investment
   transactions...................................     (92,622)  (1,156,404)  (1,806,945)    3,809,842
 Change in unrealized appreciation/depreciation on
   investments....................................     355,958      354,539    3,425,231   (13,969,501)
                                                   -----------  -----------  -----------  ------------
Change in net assets resulting from operations....     177,464     (833,300)     960,015   (10,815,728)
                                                   -----------  -----------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Tax return of capital............................          --      (17,626)          --            --
 From net realized gains on investment
   transactions...................................          --      (20,414)  (2,036,303)   (3,923,773)
                                                   -----------  -----------  -----------  ------------
Change in net assets from shareholder distribution          --      (38,040)  (2,036,303)   (3,923,773)
                                                   -----------  -----------  -----------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......................   1,486,728    1,648,440    5,892,863     7,923,012
 Dividends reinvested.............................          --       36,830    2,026,574     3,816,955
 Cost of shares redeemed..........................  (2,717,645)  (3,806,866)  (5,326,283)   (5,623,068)
                                                   -----------  -----------  -----------  ------------
Change in net assets from capital transactions....  (1,230,917)  (2,121,596)   2,593,154     6,116,899
                                                   -----------  -----------  -----------  ------------
 Change in net assets.............................  (1,053,453)  (2,992,936)   1,516,866    (8,622,602)
NET ASSETS:
 Beginning of period..............................  12,879,106   15,872,042   30,011,179    38,633,781
                                                   -----------  -----------  -----------  ------------
 End of period.................................... $11,825,653  $12,879,106  $31,528,045  $ 30,011,179
                                                   ===========  ===========  ===========  ============
SHARE TRANSACTIONS:
 Issued...........................................     161,508      171,391      437,123       460,454
 Reinvested.......................................          --        4,012      170,731       258,626
 Redeemed.........................................    (299,512)    (406,608)    (415,155)     (335,173)
                                                   -----------  -----------  -----------  ------------
Changed in shares.................................    (138,004)    (231,205)     192,699       383,907
                                                   ===========  ===========  ===========  ============

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets

                                                                                           Willamette
                                                                Willamette                Global Health
                                                            Technology Fund(a)            Sciences Fund
                                                        --------------------------  ------------------------
                                                            Year          Year         Year        Period
                                                            Ended         Ended        Ended        Ended
                                                          March 31,     March 31,    March 31,    March 31,
                                                            2002          2001         2002        2001(b)
                                                        ------------  ------------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.................................. $   (454,672) $   (700,439) $  (580,806) $  (417,848)
  Net realized gains (losses) on investments and
   foreign currency transactions.......................  (15,145,148)  (25,826,215)    (420,471)     801,585
  Change in unrealized appreciation/depreciation on
   investments and translation of assets and
   liabilities in foreign currencies...................   12,711,238    (8,393,382)   2,634,214   (4,130,664)
                                                        ------------  ------------  -----------  -----------
Change in net assets resulting from operations.........   (2,888,582)  (34,920,036)   1,632,937   (3,746,927)
                                                        ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments and foreign
   currency transactions...............................           --            --     (315,687)     (96,719)
  In excess of net realized gains on investments and
   foreign currency transactions.......................           --       (15,572)          --           --
                                                        ------------  ------------  -----------  -----------
Change in net assets from shareholder distributions....           --       (15,572)    (315,687)     (96,719)
                                                        ------------  ------------  -----------  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued..........................    8,800,761    21,421,318    3,740,862   30,468,068
  Dividends reinvested.................................           --        15,028      314,441       93,394
  Cost of shares redeemed..............................   (1,820,833)   (6,548,206)  (3,830,105)  (6,005,630)
                                                        ------------  ------------  -----------  -----------
Change in net assets from capital transactions.........    6,979,928    14,888,140      225,198   24,555,832
                                                        ------------  ------------  -----------  -----------
  Change in net assets.................................    4,091,346   (20,047,468)   1,542,448   20,712,186
NET ASSETS:
  Beginning of period..................................   12,671,353    32,718,821   20,712,186           --
                                                        ------------  ------------  -----------  -----------
  End of period........................................ $ 16,762,699  $ 12,671,353  $22,254,634  $20,712,186
                                                        ============  ============  ===========  ===========
SHARE TRANSACTIONS:
  Issued...............................................    1,061,811       763,234      386,902    2,932,090
  Reinvested...........................................           --           647       31,319        8,172
  Redeemed.............................................     (206,362)     (254,805)    (398,394)    (561,398)
                                                        ------------  ------------  -----------  -----------
Change in shares.......................................      855,449       509,076       19,827    2,378,864
                                                        ============  ============  ===========  ===========

--------
(a) Share transactions have been adjusted to reflect the effect of 1 for 5 reverse share split that occurred on April 13, 2001.
(b) For the period from June 19, 2000 (commencement of operations) to March 31, 2001.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                                           Market
            Shares         Security Description            Value
            ------ -------------------------------------   ------
            Common Stocks (96.2%):
            Aerospace & Military Technology (3.5%):
             4,000 Honeywell International, Inc......... $   153,080
             3,500 United Technologies Corp.............     259,700
                                                         -----------
                                                             412,780
                                                         -----------
            Automotive (6.7%):
             8,000 Ford Motor Co........................     131,920
            10,905 General Motors Corp..................     659,207
                                                         -----------
                                                             791,127
                                                         -----------
            Banking & Financial Services (12.8%):
             5,000 Citigroup, Inc.......................     247,600
             6,000 FleetBoston Financial Corp...........     210,000
            14,718 J.P. Morgan Chase & Co...............     524,696
             5,265 KeyCorp..............................     140,312
             5,000 National City Corp...................     153,800
             3,750 PNC Financial Services Group, Inc....     230,588
                                                         -----------
                                                           1,506,996
                                                         -----------
            Chemicals (5.0%):
            12,468 Du Pont (E.I.) de Nemours & Co.......     587,866
                                                         -----------
            Computer Software, Peripherals & Internet (1.9%):
               750 International Business Machines Corp.      78,000
             2,500 Microsoft Corp. (b)..................     150,775
                                                         -----------
                                                             228,775
                                                         -----------
            Diversified Electronics (2.0%):
             3,500 Agilent Technologies, Inc. (b).......     122,360
             1,400 Eaton Corp...........................     113,372
                                                         -----------
                                                             235,732
                                                         -----------
            Diversified Operations (1.1%):
             3,500 General Electric Co..................     131,075
                                                         -----------
            Drugs & Pharmaceuticals (9.3%):
             5,000 Bristol-Myers Squibb Co..............     202,450
             3,500 Johnson & Johnson....................     227,325
             8,844 Merck & Co., Inc.....................     509,238
             2,500 Wyeth................................     164,125
                                                         -----------
                                                           1,103,138
                                                         -----------
            Energy (1.4%):
             2,700 FPL Group, Inc.......................     160,785
                                                         -----------
            Insurance (2.4%):
             3,200 Allstate Corp........................     120,864
             1,800 XL Capital Ltd.--Class A.............     168,030
                                                         -----------
                                                             288,894
                                                         -----------

                                                          Market
            Shares         Security Description           Value
            ------ ------------------------------------   ------
            Common Stocks, continued:
            Machinery & Equipment (4.9%):
            10,144 Caterpillar, Inc.................... $   576,686
                                                        -----------
            Oil--Integrated Companies (14.2%):
             1,000 ChevronTexaco Corp..................      90,270
             5,000 Conoco, Inc.........................     145,900
            13,486 Exxon Mobil Corp....................     591,092
            10,000 Grant Prideco, Inc. (b).............     136,800
             2,800 Phillips Petroleum Co...............     175,840
             2,000 Royal Dutch Petroleum Co.--NY Shares     108,640
             4,000 Shell Transport & Trading Co.
                    PLC--ADR...........................     177,120
             5,000 Weatherford International, Inc. (b).     238,150
                                                        -----------
                                                          1,663,812
                                                        -----------
            Paper Products (6.2%):
            13,135 International Paper Co..............     564,936
             6,000 Sonoco Products Co..................     171,660
                                                        -----------
                                                            736,596
                                                        -----------
            Photo Equipment & Supplies (4.7%):
            18,009 Eastman Kodak Co....................     561,341
                                                        -----------
            Retail (1.3%):
             4,000 Costco Wholesale Corp. (b)..........     159,280
                                                        -----------
            Semiconductors (3.3%):
             5,400 Intel Corp..........................     164,214
             7,000 Texas Instruments, Inc..............     231,700
                                                        -----------
                                                            395,914
                                                        -----------
            Telecommunications (7.4%):
             9,000 Nokia Corp.--ADR....................     186,660
            13,531 SBC Communications, Inc.............     506,601
             4,000 Verizon Communications, Inc.........     182,600
                                                        -----------
                                                            875,861
                                                        -----------
            Tobacco (5.1%):
            11,560 Philip Morris Companies, Inc........     608,865
                                                        -----------
            Transportation (3.0%):
             4,500 CSX Corp............................     171,495
             5,000 GulfMark Offshore, Inc. (b).........     180,650
                                                        -----------
                                                            352,145
                                                        -----------
               Total Common Stocks
                (Cost $11,222,064)..................     11,377,668
                                                        -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                                            Market
          Shares          Security Description              Value
          ------ ---------------------------------------    ------
          Index-Linked Trusts (0.9%):
           990   DIAMONDS Trust, Series I................ $   102,673
                                                          -----------
                 Total Index-Linked Trusts (Cost
                  $105,098)..............................     102,673
                                                          -----------

       Principal                                               Market
        Amount              Security Description               Value
       --------- -------------------------------------------   ------
       Short-Term Investments (2.9%):
        339,855  UBOC Sweep Account......................... $   339,855
                                                             -----------
                 Total Short-Term Investments
                  (Cost $339,855)...........................     339,855
                                                             -----------
                 Total Investments (Cost $11,667,017)
                  (a)--100.0%...............................  11,820,196
                 Other assets in excess of liabilities--0.0%       5,457
                                                             -----------
                 Net Assets--100.0%......................... $11,825,653
                                                             ===========

--------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $185,329. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

                Unrealized appreciation............ $ 1,255,908
                Unrealized depreciation............  (1,288,058)
                                                    -----------
                Net unrealized depreciation........ $   (32,150)
                                                    ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                Security                    Market
          Shares               Description                  Value
          ------ ----------------------------------------   ------
          Common Stocks (98.6%):
          Banking & Financial Services (13.8%):
          28,000 Banknorth Group, Inc.................... $   737,800
          13,800 Commerce Bancorp, Inc...................     619,620
           2,400 Doral Financial Corp....................      81,480
           7,400 First Sentinel Bancorp, Inc.............      96,644
           8,100 Golden State Bancorp, Inc...............     240,489
           7,900 Greater Bay Bancorp.....................     269,548
           4,800 Hudson United Bancorp...................     152,688
           4,905 Legg Mason, Inc.........................     260,357
          10,500 New York Community Bancorp, Inc.........     290,325
           2,970 Southern Financial Bancorp, Inc.........      74,102
          22,700 UCBH Holdings, Inc......................     816,745
           7,237 Waddell & Reed Financial, Inc.--Class A.     220,584
           7,000 Wilmington Trust Corp...................     471,170
                                                          -----------
                                                            4,331,552
                                                          -----------
          Biotechnology (1.2%):
           8,600 Enzon, Inc. (b).........................     380,894
                                                          -----------
          Broadcasting--Radio & Cable TV (4.9%):
          18,000 Entravision Communications Corp. (b)....     266,400
          12,850 Hispanic Broadcasting Corp. (b).........     374,192
          11,860 Radio One, Inc.--Class A (b)............     258,074
          31,420 Radio One, Inc.--Class D (b)............     647,252
                                                          -----------
                                                            1,545,918
                                                          -----------
          Chemicals (1.3%):
          13,700 Fuller (H.B.) Co........................     410,315
                                                          -----------
          Commercial Services (2.9%):
           8,000 Alliance Data Systems (b)...............     201,120
          11,040 Iron Mountain, Inc. (b).................     350,189
          17,600 Perot Systems Corp.--Class A (b)........     351,120
                                                          -----------
                                                              902,429
          Computer Software, Peripherals & Internet (5.8%):
           7,350 Activision, Inc. (b)....................     219,251
          29,200 Concurrent Computer Corp. (b)...........     242,652
          17,900 J.D. Edwards & Co. (b)..................     322,915
           8,300 Manhattan Associates, Inc. (b)..........     316,230
           9,200 ManTech International Corp.--Class A (b)     171,120
          14,600 Manugistics Group, Inc. (b).............     313,608
           5,860 Openwave Systems, Inc. (b)..............      37,270
          19,200 Quovadx, Inc. (b).......................     159,552
           3,250 SeaChange International, Inc. (b).......      49,368
                                                          -----------
                                                            1,831,966
                                                          -----------

                                 Security                  Market
            Shares              Description                Value
            ------ -------------------------------------   ------
            Common Stocks, continued:
            Consumer Products (2.6%):
             5,100 Church & Dwight Co., Inc............. $   150,246
             5,200 Maytag Corp..........................     230,100
             9,850 The Scott Co. (b)....................     450,933
                                                         -----------
                                                             831,279
                                                         -----------
            Diversified Electronics (8.8%)
            13,000 Aeroflex, Inc. (b)...................     167,180
            13,659 Avent, Inc...........................     369,613
            34,800 Bell Microproducts, Inc. (b).........     361,920
            10,300 Diebold, Inc.........................     419,622
             8,400 Jabil Circuit, Inc. (b)..............     197,652
            12,700 KEMET Corp. (b)......................     245,999
             5,600 Lattice Semiconductor Corp. (b)......      98,168
            26,000 Pemstar, Inc. (b)....................     249,600
            18,300 Plexus Corp. (b).....................     431,891
            16,000 Rayovac Corp. (b)....................     247,200
                                                         -----------
                                                           2,788,845
                                                         -----------
            Drugs & Pharmaceuticals (6.7%):
            13,000 AdvancePCS, Inc. (b).................     391,170
            18,300 Alkermes, Inc. (b)...................     476,898
             7,400 AmerisourceBergen Corp...............     505,420
            15,475 Celgene Corp. (b)....................     383,006
             5,400 Cephalon, Inc. (b)...................     340,200
                                                         -----------
                                                           2,096,694
                                                         -----------
            Education & Training (2.9%):
            14,130 DeVry, Inc. (b)......................     425,737
            10,705 ITT Educational Services, Inc. (b)...     481,725
                                                         -----------
                                                             907,462
                                                         -----------
            Energy (0.7%):
            10,800 Arch Coal, Inc.......................     230,904
                                                         -----------
            Entertainment (2.7%):
             8,200 International Speedway Corp.--Class A     374,740
            26,200 Six Flags, Inc. (b)..................     467,932
                                                         -----------
                                                             842,672
                                                         -----------
            Food Products & Services (2.0%):
             4,900 Peet's Coffee & Tea, Inc. (b)........      63,308
            17,100 Performance Food Group Co. (b).......     558,486
                                                         -----------
                                                             621,794
                                                         -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                 Security                    Market
          Shares                Description                  Value
          ------ -----------------------------------------   ------
          Common Stocks, continued:
          Health Care Facilities (0.9%):
          12,500 Community Health Systems, Inc. (b)....... $   276,375
                                                           -----------
          Home Furnishings (1.5%):
          12,400 Ethan Allen Interiors, Inc...............     471,944
                                                           -----------
          Hospitals (0.5%):
           4,100 LifePoint Hospitals, Inc. (b)............     151,536
                                                           -----------
          Medical & Health Care Products/Services (6.8%):
           5,200 Patterson Dental Co. (b).................     227,396
           7,350 Province Healthcare Co. (b)..............     233,510
           7,100 Quest Diagnostics, Inc. (b)..............     588,234
          12,200 Renal Care Group, Inc. (b)...............     400,160
           6,800 Universal Health Services, Inc. (b)......     280,500
          14,680 Waters Corp. (b).........................     410,600
                                                           -----------
                                                             2,140,400
                                                           -----------
          Oil & Gas Exploration, Equipment & Services (6.1%):
          12,500 Cal Dive International, Inc. (b).........     311,250
           3,700 Core Laboratories N.V. (b)...............      54,612
          36,000 Grey Wolf, Inc. (b)......................     142,560
           2,300 Maverick Tube Corp. (b)..................      37,536
           5,800 National-Oilwell, Inc. (b)...............     146,914
           5,700 Newfield Exploration Co. (b).............     210,843
           5,300 Patterson-UTI Energy, Inc. (b)...........     157,622
          12,300 Precision Drilling Corp. (b).............     393,108
           4,050 Stolt Offshore S.A--ADR (b)..............      34,344
           6,600 Stone Energy Corp. (b)...................     255,750
          11,000 Superior Energy Services, Inc. (b).......     110,660
           4,075 Varco International, Inc. (b)............      81,908
                                                           -----------
                                                             1,937,107
                                                           -----------
          Paper Products (0.4%):
          13,700 Buckeye Technologies, Inc. (b)...........     141,110
                                                           -----------
          Publishing (2.9%):
           4,400 Lee Enterprises, Inc.....................     162,360
           8,200 Martha Stewart Living Omnimedia, Inc. (b)     146,780
           1,700 McClatchy Co.--Class A...................     100,929
           9,500 Scholastic Corp. (b).....................     514,805
                                                           -----------
                                                               924,874
                                                           -----------

                                 Security                   Market
           Shares               Description                 Value
           ------ ---------------------------------------   ------
           Common Stocks, continued:
           Retail Stores (11.0%):
           17,600 American Eagle Outfitters, Inc. (b).... $   435,951
           13,800 Barnes & Noble, Inc. (b)...............     427,662
            7,715 BJ's Wholesale Club, Inc. (b)..........     344,861
            6,400 Coach, Inc. (b)........................     324,544
            7,150 Columbia Sportswear Co. (b)............     239,883
            4,900 Electronics Boutique Holdings Corp. (b)     169,197
           22,300 Foot Locker, Inc. (b)..................     360,814
            8,600 Men's Wearhouse, Inc. (b)..............     200,810
            2,560 Tiffany & Co...........................      91,008
           18,400 Too, Inc. (b)..........................     542,615
            7,400 Williams-Sonoma, Inc. (b)..............     340,326
                                                          -----------
                                                            3,477,671
                                                          -----------
           Semiconductors (6.9%):
           14,900 Alpha Industries, Inc. (b).............     227,225
           13,600 Asyst Technologies, Inc. (b)...........     247,520
           14,000 Axcelis Technologies, Inc. (b).........     200,200
            8,900 Fairchild Semiconductor International,
                   Inc. (b)..............................     254,540
           15,500 Microchip Technology, Inc. (b).........     648,365
           14,500 Therma-Wave, Inc. (b)..................     209,380
           40,700 Vitesse Semiconductor Corp. (b)........     398,860
                                                          -----------
                                                            2,186,090
                                                          -----------
           Telecommunications (1.8%):
           23,800 Cable Design Technologies (b)..........     317,730
           29,775 Western Wireless Corp. (b).............     260,234
                                                          -----------
                                                              577,964
                                                          -----------
           Transportation (3.5%):
            6,500 Arkansas Best Corp. (b)................     180,635
            4,600 Roadway Corp...........................     170,200
            7,500 Swift Transportation Co., Inc. (b).....     164,400
            5,200 USFreightways Corp.....................     184,288
            9,066 Werner Enterprises, Inc................     189,933
            7,600 Yellow Corp. (b).......................     200,564
                                                          -----------
                                                            1,090,020
                                                          -----------
              Total Common Stocks
                (Cost $27,339,396)....................     31,097,815
                                                          -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                 Security                   Market
           Shares               Description                 Value
           ------ ---------------------------------------   ------
           Rights/Warrants (0.0%):
           Banking & Financial Services (0.0%):
            2,700 Bank United Corp.--Class A (b)......... $       351
                                                          -----------
           Savings & Loan (0.0%):
           20,400 Dime Bancorp, Inc. (b).................       2,652
                                                          -----------
                  Total Rights/Warrants (Cost $0)........       3,003
                                                          -----------

                                 Security                   Market
          Shares                Description                 Value
          ------    ------------------------------------  -----------
         Short-Term Investments (1.8%):
         562,720   UBOC Sweep Account.................... $   562,720
                                                          -----------
                   Total Short-Term Investments
                    (Cost $562,720)......................     562,720
                                                          -----------
                   Total Investments (Cost $27,902,116)
                    (a)--100.4%..........................  31,663,538
            Liabilities in excess of other assets--(0.4)%    (135,493)
                                                          -----------
                   Net Assets--100.0%.................... $31,528,045
                                                          ===========

--------
ADR--American Depositary Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $11,232. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $  6,078,646
                   Unrealized depreciation....   (2,328,456)
                                               ------------
                   Net unrealized appreciation $  3,750,190
                                               ============

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                                March 31, 2002



                                                                 Market
      Shares               Security Description                  Value
      ------ -------------------------------------------------   ------
      Common Stocks (97.3%):
      Communications Equipment (2.2%):
       6,300 NetScreen Technologies, Inc. (b)................. $   104,895
       7,000 Polycom, Inc. (b)................................     172,200
      18,823 Wire One Technologies, Inc. (b)..................      89,409
                                                               -----------
                                                                   366,504
                                                               -----------
      Computer Networking (5.2%):
       6,450 Brocade Communications Systems, Inc. (b).........     174,150
      10,350 Cisco Systems, Inc. (b)..........................     175,226
      17,700 Computer Network Technology Corp. (b)............     233,993
       5,550 NetScout Systems, Inc. (b).......................      39,738
      14,050 Overland Data, Inc. (b)..........................     151,038
       9,550 Stellent, Inc. (b)...............................      91,967
                                                               -----------
                                                                   866,112
                                                               -----------
      Computer Services (4.0%):
       3,150 Affiliated Computer Services, Inc. (b)...........     176,809
       1,850 First Data Corp..................................     161,413
       3,500 Fiserv, Inc. (b).................................     160,965
       3,350 Overture Services, Inc. (b)......................      93,532
       4,850 WebEx Communications, Inc. (b)...................      79,783
                                                               -----------
                                                                   672,502
                                                               -----------
      Computer Software, Peripherals & Internet (34.3%):
       4,050 Adobe Systems, Inc...............................     163,175
      12,600 Amazon.com, Inc. (b).............................     180,180
       5,700 Aspen Technology, Inc. (b).......................     130,530
      10,900 BEA Systems, Inc. (b)............................     149,439
       7,100 Cadence Design Systems, Inc. (b).................     160,531
      46,500 Compaq Computer Corp.............................     485,924
      15,630 Dell Computer Corp. (b)..........................     408,099
      12,850 DoubleClick, Inc. (b)............................     154,072
       2,910 eBay, Inc. (b)...................................     164,822
       4,200 Emulex Corp. (b).................................     138,306
      16,700 Informatica Corp. (b)............................     120,908
       2,850 Infosys Technologies Ltd.--ADR...................     186,675
       1,550 International Business Machines Corp.............     161,200
       5,900 Internet Security Systems, Inc. (b)..............     134,815
       4,000 Intuit, Inc. (b).................................     153,440
      16,500 J.D. Edwards & Co. (b)...........................     297,660
      15,750 Lawson Software, Inc. (b)........................     189,000
      16,400 Legato Systems, Inc. (b).........................     147,764
       3,000 Lexmark International, Inc. (b)..................     171,540
       5,000 Manhattan Associates, Inc. (b)...................     190,500
       4,400 Mercury Interactive Corp. (b)....................     165,660

                                                                      Market
 Shares                    Security Description                       Value
 ------ -----------------------------------------------------------   ------
 Common Stocks, continued:
    500 Moldflow Corp. (b)......................................... $     6,750
  6,450 NetIQ Corp. (b)............................................     140,675
  5,250 PeopleSoft, Inc. (b).......................................     191,783
  8,300 Rational Software Corp. (b)................................     131,389
  4,450 SAP AG--ADR................................................     165,540
 20,250 ScanSoft, Inc. (b).........................................     119,273
  9,200 Take-Two Interactive Software, Inc. (b)....................     184,920
  3,700 THQ, Inc. (b)..............................................     181,670
 13,180 VERITAS Software Corp. (b).................................     577,678
                                                                    -----------
                                                                      5,753,918
                                                                    -----------
 Diversified Electronics (9.4%):
 13,400 Aeroflex, Inc. (b).........................................     172,324
 38,000 Agere Systems, Inc.--Class A (b)...........................     147,820
  4,800 Agilent Technologies, Inc. (b).............................     167,808
  3,260 Celestica, Inc. (b)........................................     118,208
  3,950 Jabil Circuit, Inc. (b)....................................      92,944
  8,950 LeCroy Corp. (b)...........................................     157,878
  7,200 Newport Corp...............................................     172,080
  3,800 QLogic Corp. (b)...........................................     188,175
  4,550 Sanmina-SCI Corp. (b)......................................      53,463
  9,100 Solectron Corp. (b)........................................      70,980
  3,000 Synaptics, Inc. (b)........................................      51,750
  4,500 Teradyne, Inc. (b).........................................     177,435
                                                                    -----------
                                                                      1,570,865
                                                                    -----------
 Drugs & Pharmaceuticals (3.0%):
  8,600 Covance, Inc. (b)..........................................     174,407
  6,050 Edwards Lifesciences Corp. (b).............................     169,098
  6,350 Omnicare, Inc..............................................     164,402
                                                                    -----------
                                                                        507,907
                                                                    -----------
 Hospitals (2.0%):
  8,300 Health Management Associates, Inc. --Class A (b)...........     172,059
  4,400 LifePoint Hospitals, Inc. (b)..............................     162,624
                                                                    -----------
                                                                        334,683
                                                                    -----------
 Medical & Health Care Products/Services (1.6%):
  5,550 Biomet, Inc................................................     150,183
  5,250 United Surgical Partners International, Inc. (b)...........     121,800
                                                                    -----------
                                                                        271,983
                                                                    -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


                                                                      Market
Shares                    Security Description                        Value
------ -----------------------------------------------------------    ------
Common Stocks, continued:
Semiconductors (30.6%):
 7,800 Altera Corp. (b)............................................ $   170,586
10,950 Amkor Technology, Inc. (b)..................................     244,295
 3,750 Analog Devices, Inc. (b)....................................     168,900
 3,400 Applied Materials, Inc. (b).................................     184,518
 7,350 ASML Holding N.V. (b).......................................     186,470
19,350 Atmel Corp. (b).............................................     196,209
25,450 ChipPAC, Inc. (b)...........................................     249,919
 4,400 ESS Technology, Inc. (b)....................................      91,256
 3,850 Integrated Device Technology, Inc. (b)......................     127,974
 5,200 Intel Corp..................................................     158,132
 6,950 Lam Research Corp. (b)......................................     203,774
 4,300 Linear Technology Corp......................................     190,146
18,750 LogicVision, Inc. (b).......................................     200,625
 3,000 Maxim Integrated Products, Inc. (b).........................     167,130
 9,790 Micron Technology, Inc. (b).................................     322,091
11,200 Microtune, Inc. (b).........................................     160,944
10,450 Monolithic System Technology, Inc. (b)......................     120,175
 2,200 Novellus Systems, Inc. (b)..................................     119,108
 8,400 OmniVision Technologies, Inc. (b)...........................      92,652
 5,900 PDF Solutions, Inc. (b).....................................     101,185
 2,950 Photon Dynamics, Inc. (b)...................................     150,126
 9,600 RF Micro Devices, Inc. (b)..................................     171,840
 1,350 Semtech Corp. (b)...........................................      49,275
16,850 Silicon Storage Technology, Inc. (b)........................     177,768
 8,905 Stratos Lightwave, Inc. (b).................................      39,360
25,432 Taiwan Semiconductor Manufacturing Co. Ltd.--ADR (b)........     527,713
 7,294 Texas Instruments, Inc......................................     241,431
30,292 United Microelectronics--ADR (b)............................     322,609
                                                                    -----------
                                                                      5,136,211
                                                                    -----------

                                                                 Market
Shares                  Security Description                     Value
------  -----------------------------------------------------    ------
Common Stocks, continued:
Telecommunications (5.0%):
  8,000 Nokia Corp.--ADR...................................... $   165,920
 11,900 Powerwave Technologies, Inc. (b)......................     153,153
  4,440 QUALCOMM, Inc. (b)....................................     167,122
 11,450 TEKELEC (b)...........................................     131,217
  8,200 UTStarcom, Inc. (b)...................................     215,086
                                                               -----------
                                                                   832,498
                                                               -----------
        Total Common Stocks (Cost $15,580,094)................  16,313,183
                                                               -----------
Short-Term Investments (2.7%):
447,914 UBOC Sweep Account....................................     447,914
                                                               -----------
        Total Short-Term Investments (Cost $447,914)..........     447,914
                                                               -----------
        Total Investments (Cost $16,028,008) (a)--100.0%......  16,761,097
        Other assets in excess of liabilities--0.0%...........       1,602
                                                               -----------
        Net Assets--100.0%.................................... $16,762,699
                                                               ===========

--------
ADR--American Depositary Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $445,670. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..................................... $ 1,590,853
   Unrealized depreciation.....................................  (1,303,434)
                                                                -----------
   Net unrealized appreciation................................. $   287,419
                                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                                March 31, 2002



                                                                      Market
Shares                    Security Description                        Value
------ -----------------------------------------------------------  -----------
Common Stocks (92.1%):
Biotechnology (13.1%):
10,900 Abgenix, Inc. (b)........................................... $   205,901
17,600 Applera Corp. (Celera Genomics Group) (b)...................     361,680
14,800 Array BioPharma, Inc. (b)...................................     191,660
15,600 CollaGenex Pharmaceuticals, Inc. (b)........................     171,600
13,600 Cubist Pharmaceuticals, Inc. (b)............................     251,328
 3,100 Enzon, Inc. (b).............................................     137,299
11,800 Invitrogen Corp. (b)........................................     404,976
21,800 Scios, Inc. (b).............................................     630,674
32,500 SICOR, Inc. (b).............................................     555,100
                                                                    -----------
                                                                      2,910,218
                                                                    -----------
Drugs & Pharmaceuticals (49.4%):
32,600 Affymetrix, Inc. (b)........................................     944,748
 6,000 Allergan, Inc...............................................     387,900
 6,400 AmerisourceBergen Corp......................................     437,120
10,400 Andrx Group (b).............................................     394,576
 4,500 Biovail Corp.--ADR (b)......................................     224,910
 8,900 Celgene Corp. (b)...........................................     220,275
 5,500 Galen Holdings PLC--ADR.....................................     188,100
 7,900 Genentech, Inc. (b).........................................     398,555
 8,300 ICN Pharmaceuticals, Inc....................................     263,525
14,600 IDEC Pharmaceuticals Corp. (b)..............................     938,780
 7,400 ImmunoGen, Inc. (b).........................................      81,918
13,200 Impax Laboratories, Inc. (b)................................      91,608
25,375 IVAX Corp. (b)..............................................     407,269
 4,484 Johnson & Johnson...........................................     291,236
29,100 King Pharmaceuticals, Inc. (b)..............................   1,018,790
14,600 Medarex, Inc. (b)...........................................     235,483
22,500 MedImmune, Inc. (b).........................................     884,925
 9,100 Millennium Pharmaceuticals, Inc. (b)........................     203,021
23,200 Mylan Laboratories, Inc.....................................     683,472
10,000 Omnicare, Inc...............................................     258,900
 4,200 OSI Pharmaceuticals, Inc. (b)...............................     164,430
17,025 Pfizer, Inc.................................................     676,574
13,200 Pharmacia Corp..............................................     595,056
 4,100 Progenics Pharmaceuticals, Inc. (b).........................      61,500
13,800 Sepracor, Inc. (b)..........................................     267,720
23,000 Shire Pharmaceuticals Group PLC (b).........................     539,833
 2,200 Teva Pharmaceutical Industries Ltd.--ADR....................     120,274
                                                                    -----------
                                                                     10,980,498
                                                                    -----------

                                                                       Market
 Shares                     Security Description                       Value
 ------   --------------------------------------------------------  -----------
Common Stocks, continued:
Health Care Facilities (2.6%):
   15,700 Community Health Systems, Inc. (b)....................... $   347,127
    8,600 Sunrise Assisted Living, Inc. (b)........................     234,436
                                                                    -----------
                                                                        581,563
                                                                    -----------
Hospitals (5.1%):
    3,200 HCA, Inc.................................................     141,056
   13,200 Health Management Associates, Inc. --Class A (b).........     273,636
    6,600 IMPATH, Inc. (b).........................................     270,864
   12,300 LifePoint Hospitals, Inc. (b)............................     454,608
                                                                    -----------
                                                                      1,140,164
                                                                    -----------
Insurance (1.9%):
    7,400 Anthem, Inc. (b).........................................     426,018
                                                                    -----------
Medical & Health Care Products/Services (20.0%):
    4,700 Abbott Laboratories......................................     247,220
   41,000 AeroGen, Inc. (b)........................................      76,670
   17,700 Alliance Imaging, Inc. (b)...............................     217,710
    9,400 Baxter International, Inc................................     559,488
   24,300 Dynacare, Inc. (b).......................................     381,996
    6,400 Express Scripts, Inc.--Class A (b).......................     368,576
   15,800 Fisher Scientific International, Inc. (b)................     443,980
    9,500 Lincare Holdings, Inc. (b)...............................     257,640
    8,200 Medtronic, Inc...........................................     370,722
   13,100 PerkinElmer, Inc.........................................     242,350
    8,700 Priority Healthcare Corp.--Class B (b)...................     226,287
    4,000 Quest Diagnostics, Inc. (b)..............................     331,400
   22,800 TheraSense, Inc. (b).....................................     430,920
   35,900 TriPath Imaging, Inc. (b)................................     205,707
    4,100 UNILAB Corp. (b).........................................     100,819
                                                                    -----------
                                                                      4,461,485
                                                                    -----------
          Total Common Stocks (Cost $21,996,412)...................  20,499,946
                                                                    -----------
Short-Term Investments (8.3%):
1,851,309 UBOC Sweep Account.......................................   1,851,309
                                                                    -----------
          Total Short-Term Investments (Cost $1,851,309)...........   1,851,309
                                                                    -----------
          Total Investments (Cost $23,847,721) (a)--100.4%.........  22,351,255
          Liabilities in excess of other assets--(0.4)%............     (96,621)
                                                                    -----------
          Net Assets--100.0%....................................... $22,254,634
                                                                    ===========

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                                March 31, 2002


--------
ADR--American Depositary Receipt
PLC--Public Limited Company

(a) Cost for financial reporting and federal income tax purposes is substantially the same. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

    Unrealized appreciation.................................... $ 2,107,520
    Unrealized depreciation....................................  (3,603,986)
                                                                -----------
    Net unrealized depreciation................................ $(1,496,466)
                                                                ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2002


1.Organization:

  The Willamette Funds (the "Trust") were organized as a Delaware business trust on January 17, 2001 and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers four managed investment portfolios and is authorized to issue an unlimited number of shares without par value. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund"), the Willamette Small Cap Growth Fund ("Small Cap Growth Fund"), the Willamette Technology Fund ("Technology Fund"), and the Willamette Global Health Sciences Fund ("Global Health Sciences Fund") (individually referred to as a "Fund" and collectively, the "Funds").

  Each of the Funds is the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into the corresponding fund, effective April 1, 2001.

2.Significant Accounting Principles:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Securities are valued at the earlier of the close of regular trading on the New York Stock Exchange (the "Exchange") or 4:00 p.m. eastern time on the days the Exchange is open. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the most recent bid. Securities for which recent market quotations are not readily available are valued at their fair value in the best judgment of the Adviser or Sub-Adviser under the guidelines established by the Funds Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Other debt securities are generally valued by pricing agents.

  Securities Transactions and Related Income:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

  Expenses:

  Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds are prorated to the Funds on the basis of relative net assets or other appropriate basis.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2002



  Organization Costs:

  All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized straight-line over a period of 5 years commencing with the date of the initial public offering.

  On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operations subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were paid by Willamette Asset Managers, Inc.

  Dividends to Shareholders:

  The Value Fund intends to declare its net investment income, if any, quarterly as a dividend. The Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund intend to declare their net investment income, if any, annually as dividends. Net realized capital gains for each fund, if any, are declared and distributed at least annually, normally in December of each year.

  Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

3.Related Party Transactions:

  Investment advisory services are provided by Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips"), a registered broker-dealer. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of 1.00% for the Value Fund and 1.20% each for the Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund.

  For each of the Funds, the Adviser has retained a Sub-Adviser to provide portfolio management services. The Adviser pays the fees of each Sub-Adviser, at no additional cost to a Fund. The Sub-Adviser for each of the Funds, are as follows: Value Fund and Small Cap Growth Fund, Bank of New York; Technology Fund, U.S. Bank National Association; Global Health Sciences Fund, Credit Suisse Asset Management, LLC.

  BISYS Fund Services Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the distributor to the Funds. Pursuant to the Funds' Distribution and Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund for services provided under the 12b-1 Plan. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing. The Distributor is entitled to receive

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2002


  commissions on sales of shares of the Funds. For the period ended March 31, 2002, BISYS received $920,974 from commissions earned on sales of shares of the Funds, of which $115,566 was re-allowed to affiliates.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as Administrator, Transfer Agent, and Fund Accountant under the Administration, Transfer Agency, and Fund Accounting Agreements.

  For its services as Administrator, BISYS Ohio receives an annual fee of 0.20% of each Funds average daily net assets.

  For its services as Fund Accountant, BISYS Ohio receives an annual fee of $30,000 per fund, plus certain out of pocket expenses.

  Certain officers of the Funds are employed by BISYS. Such individuals are not paid any fees directly by the Funds for serving as officers of the Funds.

4.Purchases and Sales of Securities:

  Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2002 were as follows:


                                           Purchases     Sales
                                          ----------- -----------
              Value Fund................. $ 3,591,474 $ 5,148,590
              Small Cap Growth Fund......  16,901,018  15,303,523
              Technology Fund............  56,698,001  49,468,237
              Global Health Sciences Fund  15,588,980  17,580,012

5.Federal Tax Information:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the "Code") and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

6.Distributions to shareholders:

  The tax character of distributions paid during the fiscal years ended March 31, 2001 and 2002 were as follows:

                            Distributions paid from
                            ------------------------
                               Net          Net          Total        Tax         Total
                            Investment   Long Term      Taxable      Return   Distributions
2001                          Income   Capital Gains Distributions of Capital     Paid
----                        ---------- ------------- ------------- ---------- -------------
Value Fund................. $       --  $   20,414    $   20,414    $17,626      $17,626*
Small Cap Fund............. $2,231,751  $1,692,022    $3,923,773    $    --      $    --*
Technology Fund............ $   15,572  $       --    $   15,572    $    --      $    --*
Global Health Sciences Fund $   96,719  $       --    $   96,719    $    --      $    --*

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2002



                            Distributions paid from
                            ------------------------
                               Net          Net          Total        Tax         Total
                            Investment   Long Term      Taxable      Return   Distributions
2002                          Income   Capital Gains Distributions of Capital     Paid
----                        ---------- ------------- ------------- ---------- -------------
Value Fund.................  $     --   $       --    $       --     $  --     $       --*
Small Cap Fund.............  $     --   $2,036,303    $2,036,303     $  --     $2,036,303*
Technology Fund............  $     --   $       --    $       --     $  --     $       --*
Global Health Sciences Fund  $315,687   $       --    $  315,687     $  --     $  315,687*

--------
* Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

  As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                                  Total
                     Undistributed Undistributed              Accumulated      Unrealized      Accumulated
                       Ordinary      Long-Term   Accumulated  Capital and     Appreciation/     Earnings/
                        Income     Capital Gains  Earnings   Other Losses** (Depreciation)***   (Deficit)
                     ------------- ------------- ----------- -------------- ----------------- ------------
Value Fund..........     $  --         $  --        $  --     $ (1,063,697)    $   (32,151)   $ (1,095,848)
Small Cap Growth
  Fund..............     $  --         $  --        $  --     $ (1,818,998)    $ 3,750,190    $  1,931,192
Technology Fund.....     $  --         $  --        $  --     $(40,773,569)    $   287,419    $(40,486,150)
Global Health
  Sciences Fund.....     $  --         $  --        $  --     $   (423,956)    $(1,496,466)   $ (1,920,422)

  ------
  ** As of December 31, 2001, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                                               Amount    Expires
                                                             ----------- -------
Value Fund.................................................. $   725,307  2009
Value Fund.................................................. $   199,826  2010
Small Cap Growth Fund....................................... $ 1,818,998  2010
Technology Fund............................................. $11,939,222  2009
Technology Fund............................................. $24,860,489  2010
Global Health Sciences Fund................................. $   423,956  2010

  Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds' next tax year. For the year ended December 31, 2001, the Funds deferred to January 1, 2002 post October capital losses of:

                                                                        Capital
                                                                        Losses
                                                                       ----------
Value Fund............................................................ $  138,564
Technology Fund....................................................... $3,973,858

  ------
 *** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

                                   Continued

WILLAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                                March 31, 2002



  Dividend Received Deduction

  For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended December 31, 2001, qualify for the corporate dividend received deduction for the following Fund:

  Global Health Sciences Fund........................................... 9.00%

7.Investment Risks:


  Risks of Technology Related Companies

  Because the Technology Fund invests primarily in stocks of technology-related companies, it is particularly susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

  Risks of Health Sciences Companies

  Because the Global Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

  Foreign Securities Risk

  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may include investments in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                                                                                Period
                                                                    Year Ended March 31,         Ended
                                                                ---------------------------    March 31,
                                                                  2002      2001      2000      1999(a)
                                                                -------   -------   -------   ---------
Net Asset Value, Beginning of Period........................... $  9.12   $  9.65   $ 10.11    $ 10.00
                                                                -------   -------   -------    -------
Investment Activities
   Net investment income (loss)................................   (0.07)    (0.02)     0.01         --
   Net realized/unrealized gains (losses) on investment
     transactions..............................................    0.23     (0.49)    (0.10)      0.11
                                                                -------   -------   -------    -------
       Total from investment activities........................    0.16     (0.51)    (0.09)      0.11
                                                                -------   -------   -------    -------
Distributions
   Tax return of capital.......................................      --     (0.01)       --         --
   In excess of net investment income..........................      --        --     (0.01)        --
   Net realized gains on investment transactions...............      --     (0.01)    (0.36)        --
                                                                -------   -------   -------    -------
       Total distributions.....................................      --     (0.02)    (0.37)        --
                                                                -------   -------   -------    -------
Net Asset Value, End of Period................................. $  9.28   $  9.12   $  9.65    $ 10.11
                                                                =======   =======   =======    =======
Total Return (excludes sales charge)...........................    1.75%    (5.23)%   (0.98)%     1.11%(b)

Ratios/Supplemental Data:
   Net Assets, end of period (000's)........................... $11,826   $12,879   $15,872    $14,965
   Ratio of net expenses to average net assets.................    3.13%     2.90%     2.75%      2.90%(c)
   Ratio of net investment income (loss) to average net assets.   (0.71)%   (0.22)%    0.03%      0.02%(c)
   Ratio of gross expenses to average net assets...............    3.13%     2.90%     3.02%*     3.20%*(c)
   Portfolio turnover..........................................   30.41%    66.29%    79.63%      0.39%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period May 26, 1998 (commencement of operations) through March 31, 1999.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                             Year Ended March 31, Period Ended
                                             ------------------    March 31,
                                               2002      2001       2000(a)
                                             -------    -------   ------------
Net Asset Value, Beginning of Period........  $ 12.93   $ 19.94     $ 10.00
                                             -------    -------     -------
Investment Activities
   Net investment loss......................    (0.26)    (0.28)      (0.25)
   Net realized/unrealized gains
     (losses) on investment transactions....     0.73     (4.82)      10.38
                                             -------    -------     -------
       Total from investment activities.....     0.47     (5.10)      10.13
                                             -------    -------     -------
Distributions
   Net realized gains on investment
     transactions...........................    (0.86)    (1.91)      (0.19)
                                             -------    -------     -------
Net Asset Value, End of Period..............  $ 12.54   $ 12.93     $ 19.94
                                             =======    =======     =======
Total Return (excludes sales charge)........     4.02%   (26.77)%    101.67%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)........  $31,528   $30,011     $38,634
   Ratio of net expenses to average net
     assets.................................     2.64%     2.58%       2.82%(c)
   Ratio of net investment loss to
     average net assets.....................    (2.09)%   (1.85)%     (2.26)%(c)
   Ratio of gross expenses to average
     net assets*............................     2.84%     2.58%       2.93%(c)
   Portfolio turnover.......................    52.13%    45.13%      55.15%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period April 5, 1999 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights
               Adjusted for 1:5 reverse split on April 13, 2001

                                              Year Ended March 31, Period Ended
                                              -----------------     March 31,
                                                2002       2001      2000(a)
                                              -------    -------   ------------
Net Asset Value, Beginning of Period......... $ 10.22    $ 44.75     $ 50.00
                                              -------    -------     -------
Investment Activities
   Net investment loss.......................   (0.22)     (0.56)      (0.05)
   Net realized/unrealized losses on
     investment transactions.................   (2.00)    (33.95)      (5.20)
                                              -------    -------     -------
       Total from investment activities......   (2.22)    (34.51)      (5.25)
                                              -------    -------     -------
Distributions
   In excess of net realized gains on
     investment transactions.................      --      (0.02)         --
                                              -------    -------     -------
Net Asset Value, End of Period............... $  8.00    $ 10.22     $ 44.75
                                              =======    =======     =======
Total Return (excludes sales charge).........  (21.72)%   (77.19)%    (10.50)%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)......... $16,763    $12,671     $32,719
   Ratio of net expenses to average net
     assets..................................    3.26%      2.84%       2.77%(c)
   Ratio of net investment loss to average
     net assets..............................   (3.01)%    (2.48)%     (1.51)%(c)
   Ratio of gross expenses to average net
     assets*.................................    3.68%      2.84%       2.97%(c)
   Portfolio turnover........................  360.05%    199.34%      11.14%

--------
* During the period, certain fees were voluntarily waived and certain expenses were reimbursed. If such voluntary fee waivers/reimbursements had not occurred, the ratio would have been as indicated.
(a) For the period March 2, 2000 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                             Financial Highlights

                                                                               Year Ended Period Ended
                                                                               March 31,   March 31,
                                                                                  2002      2001(a)
                                                                               ---------- ------------
Net Asset Value, Beginning of Period..........................................  $  8.71     $ 10.00
                                                                                -------     -------
Investment Activities.........................................................
   Net investment loss........................................................    (0.24)      (0.18)
   Net realized/unrealized gains (losses) on investments and foreign currency
     transactions.............................................................     0.94       (1.07)
                                                                                -------     -------
       Total from investment activities.......................................     0.70       (1.25)
                                                                                -------     -------
Distributions
   Net realized gains on investments and foreign currency transactions........    (0.13)      (0.04)
                                                                                -------     -------
Net Asset Value, End of Period................................................  $  9.28     $  8.71
                                                                                =======     =======
Total Return (excludes sales charge)..........................................     7.94%     (12.58)%(b)
Ratios/Supplemental Data:
   Net Assets, end of period (000's)..........................................  $22,255     $20,712
   Ratio of net expenses to average net assets................................     2.85%       2.90%(c)
   Ratio of net investment loss to average net assets.........................    (2.46)%     (2.30)%(c)
   Ratio of gross expenses to average net assets*.............................     3.05%       2.93%(c)
   Portfolio turnover.........................................................    68.38%      52.37%

--------
* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period June 19, 2000 (commencement of operations) through March 31, 2001.
(b) Not Annualized.
(c) Annualized.

                      See notes to financial statements.

                        Report of Independent Auditors

To the Board of Trustees and Shareholders
Willamette Family of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Willamette Family of Funds (the Funds) as of March 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. an audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Willamette Family of Funds as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Columbus, Ohio
May 23, 2002

                 Trustees and Officers of The Willamette Funds

                                                                            Number of
                                       Term of                              Portfolios
                                      Office and           Principal         in Fund       Other
                        Position(s)   Length of          Occupation(s)       Complex   Directorships
                         Held with       Time            During Past 5       Overseen     Held by
Name, Address, and Age   the Trust      Served               Years          by Trustee    Trustee
----------------------  ----------- --------------- ----------------------- ---------- -------------
Non-Interested Trustees
Donald J. Clarke          Trustee   3/01 - present  Senior Vice President       4          None
220 NW 2nd, Suite 950                               of WCB Properties
Portland, OR 97209                                  (1980 to present)
Age: 61

Michael Dura              Trustee   3/01 - present  President,                  4          None
220 NW 2nd, Suite 950                               Correspondent
Portland, OR 97209                                  Services Corporation,
Age: 48                                             a UBS PaineWebber
                                                    company (09/01 to
                                                    present);
                                                    CEO of Broadway
                                                    Trading, LLC (10/00
                                                    to 09/01); COO of
                                                    Schroder & Co., Inc.
                                                    (04/88 to 09/00)

Steven R. Emery           Trustee   3/01 - present  President of Earth 2.0      4          None
220 NW 2nd, Suite 950                               (6/99 to present); Vice
Portland, OR 97209                                  President, General
Age: 38                                             Manager of
                                                    Columbia Distributing
                                                    (6/94 to 12/98)

Interested Trustees
Charles J. Mohr*          Trustee   08/01 - present Retired; President of       4          None
220 NW 2nd, Suite 950                               BISYS Investment
Portland, OR 97209                                  Services (07/98 to
Age: 54                                             09/00); CEO of
                                                    Systemic Financial
                                                    Management (01/96
                                                    to 07/98)

Timothy C. Phillips**     Trustee   03/01 - present CEO of Phillips &           4          None
220 NW 2nd, Suite 950                               Co. Securities, Inc.
Portland, OR 97209                                  (02/92 to present);
Age: 35                                             CEO of Willamette
                                                    Asset Managers, Inc.
                                                    (04/98 to present)

James T. Smith**          Trustee   03/01 - present CFO of Phillips &           4          None
220 NW 2nd, Suite 950                               Co. Securities, Inc.
Portland, OR 97209                                  (09/94 to present);
Age: 35                                             CFO of Willamette
                                                    Asset Managers, Inc.
                                                    (04/98 to present)

* Mr. Mohr may be deemed to be an "interested person," as defined by the 1940 Act, because of his equity ownership in The BISYS Group, Inc., the parent of BISYS Fund Services Limited Partnership, the Funds' distributor.

** Messrs. Phillips and Smith may each be deemed to be an "interested person," as defined by the 1940 Act, because of their employment with the Advisor.

  Executive Officers

                                                                                      Principal
                           Position(s) Held with      Term of Office and         Occupation(s) During
Name, Address, and Age             Trust             Length of Time Served           Past 5 Years
----------------------  ---------------------------- --------------------- ---------------------------------
Timothy C. Phillips     Chairman and Chief Executive    3/01 - present     CEO of Phillips & Co. Securities,
 220 NW 2nd, Suite 950  Officer                                            Inc. (02/92 to present); CEO of
 Portland, OR 97209                                                        Willamette Asset Managers, Inc.
 Age: 35                                                                   (04/98 to present)

S. Christopher Clark    Secretary                       3/01 - present     President/Managing Director of
 220 NW 2nd, Suite 950                                                     Phillips and Co. Securities, Inc.
 Portland, OR 97209                                                        (08/93 to present); Managing
 Age: 35                                                                   Director of Willamette Asset
                                                                           Managers, Inc. (04/98 to present)

James T. Smith          Treasurer                       3/01 - present     CFO of Phillips & Co. Securities,
 220 NW 2nd, Suite 950                                                     Inc. (09/94 to present); CFO of
 Portland, OR 97209                                                        Willamette Asset Managers, Inc.
 Age: 35                                                                   (04/98 to present)

Detailed information about trustees and officers is combined in the Statement of Additional Information ("SAI"). To obtain a copy of the SAI call
         (877) 945-3863.

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 N.W. 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111

WIL-0002 (5/02)
                                  WILLAMETTE
                                    FAMILY
                                   OF FUNDS

                               [LOGO] WILLAMETTE
                                 Asset Managers

                              Investment Adviser


                                 ANNUAL REPORT

                                March 31, 2002


                       This material must be preceded or
                     accompanied by a current prospectus.

                             The Williamette Funds